Operating Income - Summary of Operating Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Revenues			€ 202
Research tax credit	€ 9,330	€ 7,228	5,685
Subsidies	271	303	279
Other operating income	2,308	1,554
Total income	€ 11,909	€ 9,084	€ 6,166